CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 119,705,000	$ 96,585,000
Contract assets	104,622,000	114,918,000
Inventories, net	252,192,000	253,759,000
Other current receivables	22,500,000	17,854,000
Prepaids and other current assets	18,828,000	32,882,000
Total current assets	648,908,000	629,210,000
Property, plant and equipment, net of accumulated depreciation of $76,391 and $67,372, respectively	197,673,000	200,818,000
Goodwill	307,954,000	307,014,000
Related party note receivable	22,656,000	33,604,000
Right-of-use assets	45,834,000	48,739,000
Other assets	24,138,000	16,249,000
Total assets	1,362,565,000	1,357,704,000
Current liabilities
Current portion of long-term debt, net	1,473,000	715,000	$ 14,397,000
Contract liabilities	42,780,000	35,249,000
Accrued expenses	84,964,000	95,780,000
Other current liabilities	24,648,000	35,582,000
Total current liabilities	218,317,000	223,639,000
Non-current operating lease liabilities	40,469,000	39,922,000
Other liabilities	61,017,000	54,323,000
Total liabilities	516,166,000	657,252,000
Shareholders' equity
Members' equity	0	698,613,000
Additional paid-in capital	185,133,000	0
Retained earnings	27,566,000	0
Accumulated other comprehensive income (loss)	2,011,000	0
Class A common stock held in treasury (254,232 shares as of June 30, 2026)	(4,888,000)	0
Total shareholders' equity	210,261,000	698,613,000
Non-controlling interests	636,138,000	1,839,000
Total equity	846,399,000	700,452,000	631,337,000
Total liabilities and shareholders' equity	1,362,565,000	1,357,704,000
Customer relationships
Current assets
Customer relationships, net of accumulated amortization of $50,254 and $46,299, respectively	63,338,000	67,224,000
Other intangible assets
Current assets
Customer relationships, net of accumulated amortization of $50,254 and $46,299, respectively	52,064,000	54,846,000
Nonrelated Party
Current assets
Accounts receivable	125,099,000	108,060,000
Current liabilities
Accounts payable	64,439,000	56,206,000
Long-term debt, net	196,363,000	195,636,000
Related Party
Current assets
Accounts receivable	1,605,000	1,499,000
Related party notes receivable—current	4,357,000	3,653,000
Related party note receivable	22,656,000	33,604,000
Current liabilities
Accounts payable	13,000	107,000	107
Long-term debt, net	0	143,732,000
Other liabilities	8,291,000	8,291,000
Class A Common Stock
Shareholders' equity
Common stock, value, issued	120,000	0
Class B Common Stock
Shareholders' equity
Common stock, value, issued	$ 319,000	0
HMH Holding BV And Subsidiaries [Member]
Current assets
Cash and cash equivalents		96,585,000	48,912,000
Contract assets		114,918,000	153,150,000
Inventories, net		253,759,000	279,957,000
Other current receivables		17,854,000	31,158,000
Prepaids and other current assets		32,882,000	23,953,000
Total current assets		629,210,000	660,023,000
Property, plant and equipment, net of accumulated depreciation of $76,391 and $67,372, respectively		200,818,000	198,684,000
Goodwill		307,014,000	300,939,000
Customer relationships, net of accumulated amortization of $50,254 and $46,299, respectively		122,070,000	135,154,000
Related party note receivable		33,604,000	31,747,000
Right-of-use assets		48,739,000	34,673,000
Other assets		16,249,000	19,997,000
Total assets		1,357,704,000	1,381,217,000
Current liabilities
Current portion of long-term debt, net		715,000	14,397,000
Contract liabilities		35,249,000	55,627,000
Accrued expenses		95,780,000	128,420,000
Other current liabilities		35,582,000	33,633,000
Total current liabilities		223,639,000	340,435,000
Non-current operating lease liabilities		39,922,000	27,052,000
Other liabilities		54,323,000	53,646,000
Total liabilities		657,252,000	749,880,000
Shareholders' equity
Common stock, value, issued		0	0
Additional paid-in capital		610,431,000	610,431,000
Retained earnings		83,943,000	38,489,000
Accumulated other comprehensive income (loss)		4,239,000	(18,753,000)
Total shareholders' equity		698,613,000	630,167,000
Non-controlling interests		1,839,000	1,170,000
Total equity		700,452,000	631,337,000
Total liabilities and shareholders' equity		1,357,704,000	1,381,217,000
HMH Holding BV And Subsidiaries [Member] | Customer relationships
Current assets
Customer relationships, net of accumulated amortization of $50,254 and $46,299, respectively		67,224,000	75,758,000
HMH Holding BV And Subsidiaries [Member] | Other intangible assets
Current assets
Customer relationships, net of accumulated amortization of $50,254 and $46,299, respectively		54,846,000	59,396,000
HMH Holding BV And Subsidiaries [Member] | Nonrelated Party
Current assets
Cash and cash equivalents		108,060,000	116,882,000
Current liabilities
Accounts payable		56,206,000	107,807,000
Long-term debt, net		195,636,000	196,837,000
HMH Holding BV And Subsidiaries [Member] | Related Party
Current assets
Accounts receivable		1,499,000	2,332,000
Related party notes receivable—current		3,653,000	3,679,000
Related party note receivable		33,604,000	31,747,000
Current liabilities
Accounts payable		107,000	551,000
Long-term debt, net		143,732,000	131,910,000
Other liabilities		8,291,000	8,676,000
HMH Holding Inc. [Member]
Current assets
Accounts receivable		10	10
Total assets		10	10
Shareholders' equity
Common stock, value, issued		10	10
Total shareholders' equity		10	$ 10
HMH Holding Inc. [Member] | Historical [Member]
Current assets
Cash and cash equivalents		96,585,000
Contract assets		114,918,000
Inventories, net		253,759,000
Other current receivables		17,854,000
Prepaids and other current assets		32,882,000
Total current assets		629,210,000
Property, plant and equipment, net of accumulated depreciation of $76,391 and $67,372, respectively		200,818,000
Goodwill		307,014,000
Related party note receivable		33,604,000
Right-of-use assets		48,739,000
Other assets		16,249,000
Total assets		1,357,704,000
Current liabilities
Current portion of long-term debt, net		715,000
Contract liabilities		35,249,000
Accrued expenses		95,780,000
Other current liabilities		35,582,000
Total current liabilities		223,639,000
Non-current operating lease liabilities		39,922,000
Other liabilities		54,323,000
Total liabilities		657,252,000
Shareholders' equity
Common stock, value, issued		0
Additional paid-in capital		610,431,000
Retained earnings		83,943,000
Accumulated other comprehensive income (loss)		4,239,000
Total shareholders' equity		698,613,000
Non-controlling interests		1,839,000
Total equity		700,452,000
Total liabilities and shareholders' equity		1,357,704,000
HMH Holding Inc. [Member] | Corporate Reorganizations Adjustment [Member]
Current assets
Cash and cash equivalents		0
Contract assets		0
Inventories, net		0
Other current receivables		0
Prepaids and other current assets		0
Total current assets		0
Property, plant and equipment, net of accumulated depreciation of $76,391 and $67,372, respectively		0
Goodwill		0
Related party note receivable		0
Right-of-use assets		0
Other assets		0
Total assets		0
Current liabilities
Current portion of long-term debt, net		0
Contract liabilities		0
Accrued expenses		0
Other current liabilities		0
Total current liabilities		0
Non-current operating lease liabilities		0
Other liabilities		3,424,000
Total liabilities		3,424,000
Shareholders' equity
Common stock, value, issued		0
Additional paid-in capital		(531,833,000)
Retained earnings		0
Accumulated other comprehensive income (loss)		0
Total shareholders' equity		(531,507,000)
Non-controlling interests		528,083,000
Total equity		(3,424,000)
Total liabilities and shareholders' equity		0
HMH Holding Inc. [Member] | Offering Transactions Adjustments [Member]
Current assets
Cash and cash equivalents		19,916,000
Contract assets		0
Inventories, net		0
Other current receivables		0
Prepaids and other current assets		(21,326,000)
Total current assets		(1,410,000)
Property, plant and equipment, net of accumulated depreciation of $76,391 and $67,372, respectively		0
Goodwill		0
Related party note receivable		(9,352,000)
Right-of-use assets		0
Other assets		0
Total assets		(10,762,000)
Current liabilities
Current portion of long-term debt, net		0
Contract liabilities		0
Accrued expenses		0
Other current liabilities		0
Total current liabilities		0
Non-current operating lease liabilities		0
Other liabilities		0
Total liabilities		(143,732,000)
Shareholders' equity
Common stock, value, issued		0
Additional paid-in capital		68,478,000
Retained earnings		(21,186,000)
Accumulated other comprehensive income (loss)		0
Total shareholders' equity		47,406,000
Non-controlling interests		85,564,000
Total equity		132,970,000
Total liabilities and shareholders' equity		(10,762,000)
HMH Holding Inc. [Member] | Pro Forma [Member]
Current assets
Cash and cash equivalents		116,501,000
Contract assets		114,918,000
Inventories, net		253,759,000
Other current receivables		17,854,000
Prepaids and other current assets		11,556,000
Total current assets		627,800,000
Property, plant and equipment, net of accumulated depreciation of $76,391 and $67,372, respectively		200,818,000
Goodwill		307,014,000
Related party note receivable		24,252,000
Right-of-use assets		48,739,000
Other assets		16,249,000
Total assets		1,346,942,000
Current liabilities
Current portion of long-term debt, net		715,000
Contract liabilities		35,249,000
Accrued expenses		95,780,000
Other current liabilities		35,582,000
Total current liabilities		223,639,000
Non-current operating lease liabilities		39,922,000
Other liabilities		58,189,000
Total liabilities		517,386,000
Shareholders' equity
Common stock, value, issued		0
Additional paid-in capital		147,076,000
Retained earnings		62,757,000
Accumulated other comprehensive income (loss)		4,239,000
Total shareholders' equity		214,512,000
Non-controlling interests		615,486,000
Total equity		829,998,000
Total liabilities and shareholders' equity		1,346,942,000
HMH Holding Inc. [Member] | Customer relationships | Historical [Member]
Current assets
Customer relationships, net of accumulated amortization of $50,254 and $46,299, respectively		67,224,000
HMH Holding Inc. [Member] | Customer relationships | Corporate Reorganizations Adjustment [Member]
Current assets
Customer relationships, net of accumulated amortization of $50,254 and $46,299, respectively		0
HMH Holding Inc. [Member] | Customer relationships | Offering Transactions Adjustments [Member]
Current assets
Customer relationships, net of accumulated amortization of $50,254 and $46,299, respectively		0
HMH Holding Inc. [Member] | Customer relationships | Pro Forma [Member]
Current assets
Customer relationships, net of accumulated amortization of $50,254 and $46,299, respectively		67,224,000
HMH Holding Inc. [Member] | Other intangible assets | Historical [Member]
Current assets
Customer relationships, net of accumulated amortization of $50,254 and $46,299, respectively		54,846,000
HMH Holding Inc. [Member] | Other intangible assets | Corporate Reorganizations Adjustment [Member]
Current assets
Customer relationships, net of accumulated amortization of $50,254 and $46,299, respectively		0
HMH Holding Inc. [Member] | Other intangible assets | Offering Transactions Adjustments [Member]
Current assets
Customer relationships, net of accumulated amortization of $50,254 and $46,299, respectively		0
HMH Holding Inc. [Member] | Other intangible assets | Pro Forma [Member]
Current assets
Customer relationships, net of accumulated amortization of $50,254 and $46,299, respectively		54,846,000
HMH Holding Inc. [Member] | Nonrelated Party | Historical [Member]
Current assets
Accounts receivable		108,060,000
Current liabilities
Accounts payable		56,206,000
Long-term debt, net		195,636,000
HMH Holding Inc. [Member] | Nonrelated Party | Corporate Reorganizations Adjustment [Member]
Current assets
Accounts receivable		0
Current liabilities
Accounts payable		0
Long-term debt, net		0
HMH Holding Inc. [Member] | Nonrelated Party | Offering Transactions Adjustments [Member]
Current assets
Accounts receivable		0
Current liabilities
Accounts payable		0
Long-term debt, net		0
HMH Holding Inc. [Member] | Nonrelated Party | Pro Forma [Member]
Current assets
Accounts receivable		108,060,000
Current liabilities
Accounts payable		56,206,000
Long-term debt, net		195,636,000
HMH Holding Inc. [Member] | Related Party | Historical [Member]
Current assets
Accounts receivable		1,499,000
Related party notes receivable—current		3,653,000
Current liabilities
Accounts payable		107,000
Long-term debt, net		143,732,000
HMH Holding Inc. [Member] | Related Party | Corporate Reorganizations Adjustment [Member]
Current assets
Accounts receivable		0
Related party notes receivable—current		0
Current liabilities
Accounts payable		0
Long-term debt, net		0
HMH Holding Inc. [Member] | Related Party | Offering Transactions Adjustments [Member]
Current assets
Accounts receivable		0
Related party notes receivable—current		0
Current liabilities
Accounts payable		0
Long-term debt, net		(143,732,000)
HMH Holding Inc. [Member] | Related Party | Pro Forma [Member]
Current assets
Accounts receivable		1,499,000
Related party notes receivable—current		3,653,000
Current liabilities
Accounts payable		107,000
Long-term debt, net		0
HMH Holding Inc. [Member] | Class A Common Stock | Historical [Member]
Shareholders' equity
Common stock, value, issued		0
HMH Holding Inc. [Member] | Class A Common Stock | Corporate Reorganizations Adjustment [Member]
Shareholders' equity
Common stock, value, issued		0
HMH Holding Inc. [Member] | Class A Common Stock | Offering Transactions Adjustments [Member]
Shareholders' equity
Common stock, value, issued		114,000
HMH Holding Inc. [Member] | Class A Common Stock | Pro Forma [Member]
Shareholders' equity
Common stock, value, issued		114,000
HMH Holding Inc. [Member] | Class B Common Stock | Historical [Member]
Shareholders' equity
Common stock, value, issued		0
HMH Holding Inc. [Member] | Class B Common Stock | Corporate Reorganizations Adjustment [Member]
Shareholders' equity
Common stock, value, issued		326,000
HMH Holding Inc. [Member] | Class B Common Stock | Offering Transactions Adjustments [Member]
Shareholders' equity
Common stock, value, issued		0
HMH Holding Inc. [Member] | Class B Common Stock | Pro Forma [Member]
Shareholders' equity
Common stock, value, issued		$ 326,000